INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2014
INCOME TAXES
Schedule of current and deferred portions of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group's PRC subsidiaries and VIE entities
	Years ended March 31,
	2012	2013	2014

Current tax expense	$3,987	$7,311	$12,048
Deferred tax benefits	(48)	(1,177)	(1,947)
Income tax expenses	$3,939	$6,134	$10,101

Schedule of principal components of the deferred income tax assets and liabilities

	As of March 31,
	2013	2014

Current deferred tax assets:
Accrued expenses	$1,410	$2,185
Deferred revenue	158	125
Accrued payroll	656	1,056
Bad debt provision	791	995
Less: Valuation allowance	(141)	(370)
Current deferred tax assets	$2,874	$3,991

Non-current deferred tax assets:
Depreciation and amortization	$358	212
Due to impairment of long-lived assets	102	88
Net operating tax loss carry-forwards	1,724	3,748
Less: Valuation allowance	(728)	(2,041)
Non-current deferred tax assets	$1,456	$2,007

	As of March 31,
	2013	2014

Non-current deferred tax liabilities:
Intangible assets	$499	$3,478
Non-current deferred tax liabilities	$499	$3,478

Schedule of reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	For the year ended March 31,
	2012	2013	2014

Net income before provision	$14,331	$18,583	$32,183
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	$3,583	$4,646	$8,046
Change in valuation allowance	(16)	126	704
Expenses not deductible for tax purposes	258	631	440
Effect of income tax rate difference for entities under individual income tax rate of 35%	67	129	390
Loss utilized for entities under individual income tax rate of 35%	(235)	(153)	(99)
Effect of income tax rate differences in other jurisdictions	282	755	620
Income tax expense	$3,939	$6,134	$10,101